Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Future minimum lease payments
Year ending December 31,	Amount

Remainder of 2018	$104,788
2019	143,318
2020	147,617
2021	152,046
Total	$547,769

Year ending December 31,	Amount

2018	$138,861
2019	143,318
2020	147,617
2021	152,046
Total	$581,842